UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2025 – January 31, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

ABR Dynamic Blend Equity & Volatility Fund

ABRVX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%

Fund Statistics

Table Summary
Total Net Assets	$82,961,431
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$626,399

Fund Investment Approach

The Fund is model driven, utilizing a primarily volatility trend-following model. In periods of relatively low equity market volatility, the model’s exposure to volatility has tended to decrease (with a corresponding increase in the model’s exposure to stocks). In periods of relatively high equity market volatility, the model’s exposure to volatility has tended to increase. This approach is intended to capture large uptrends in volatility assets while preserving positive performance during extended bull markets with low volatility. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	97.90%

ABR Dynamic Blend Equity & Volatility Fund

ABRVX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-ABRVX-26

ABR Dynamic Blend Equity & Volatility Fund

ABRTX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	2.25%

Fund Statistics

Table Summary
Total Net Assets	$82,961,431
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$626,399

Fund Investment Approach

The Fund is model driven, utilizing a primarily volatility trend-following model. In periods of relatively low equity market volatility, the model’s exposure to volatility has tended to decrease (with a corresponding increase in the model’s exposure to stocks). In periods of relatively high equity market volatility, the model’s exposure to volatility has tended to increase. This approach is intended to capture large uptrends in volatility assets while preserving positive performance during extended bull markets with low volatility. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	97.90%

ABR Dynamic Blend Equity & Volatility Fund

ABRTX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-ABRTX-26

ABR 50/50 Volatility Fund

ABRSX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	2.50%

Fund Statistics

Table Summary
Total Net Assets	$35,886,334
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	642%
Investment Advisory Fees (Net of fees waived)	$320,286

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 50% of the net assets and the Adviser’s “short” volatility model for 50% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 50% and 50% to each model is not intended to seek a balance in volatility exposures, and the Fund may have significant short exposure to volatility at times, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	74.1%
U.S. Treasury Securities	25.9%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	48.98%
Short Futures Contracts	22.47%

ABR 50/50 Volatility Fund

ABRSX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-ABRSX-26

ABR 50/50 Volatility Fund

ABRJX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$148	2.75%

Fund Statistics

Table Summary
Total Net Assets	$35,886,334
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	642%
Investment Advisory Fees (Net of fees waived)	$320,286

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 50% of the net assets and the Adviser’s “short” volatility model for 50% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 50% and 50% to each model is not intended to seek a balance in volatility exposures, and the Fund may have significant short exposure to volatility at times, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	74.1%
U.S. Treasury Securities	25.9%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	48.98%
Short Futures Contracts	22.47%

ABR 50/50 Volatility Fund

ABRJX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-ABRJX-26

ABR 75/25 Volatility Fund

VOLSX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.75%

Fund Statistics

Table Summary
Total Net Assets	$128,529,721
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	638%
Investment Advisory Fees (Net of fees waived)	$954,361

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 75% of the net assets and the Adviser’s “short” volatility model for 25% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 75% and 25% is intended to seek favorable long-term risk-adjusted returns, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	87.0%
U.S. Treasury Securities	13.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	73.18%
Short Futures Contracts	8.15%

ABR 75/25 Volatility Fund

VOLSX

:  Institutional Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-VOLSX-26

ABR 75/25 Volatility Fund

VOLJX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	2.00%

Fund Statistics

Table Summary
Total Net Assets	$128,529,721
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	638%
Investment Advisory Fees (Net of fees waived)	$954,361

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 75% of the net assets and the Adviser’s “short” volatility model for 25% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 75% and 25% is intended to seek favorable long-term risk-adjusted returns, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	87.0%
U.S. Treasury Securities	13.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	73.18%
Short Futures Contracts	8.15%

ABR 75/25 Volatility Fund

VOLJX

:  Investor Class

Semi-Annual Shareholder Report - January 31, 2026

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.abrdynamicfunds.com/fund-documents/.

227S-VOLJX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Semi-Annual Financial Statements and Other Information
For the Six Months Ended
January 31, 2026
(Unaudited)
ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2026

See Notes to Financial Statements.
At January 31, 2026, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 82,961,431
Net Assets - 100.0% $ 82,961,431
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
148 CBOE VIX Future 02/18/26 $ 2,702,979 $ 2,818,630 $ 115,651
104 CBOE VIX Future 03/18/26 2,019,411 2,069,402 49,991
223 S&P 500 E-mini Future 03/20/26 76,499,093 77,668,113 1,169,020
$ 81,221,483 $ 82,556,145 $ 1,334,662
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 1,334,662
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 1,334,662
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2026

See Notes to Financial Statements.
At January 31, 2026, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 25.9%
U.S. Treasury Securities - 25.9%
$ 1,524,000 U.S. Treasury Bond 5.00%  05/15/45 $ 1,557,814
1,531,000 U.S. Treasury Bond 4.88  08/15/45 1,540,090
1,602,000 U.S. Treasury Bond 4.63  11/15/45 1,558,321
1,592,000 U.S. Treasury Bond 4.75  05/15/55 1,556,802
1,572,000 U.S. Treasury Bond 4.75  08/15/55 1,537,858
1,624,000 U.S. Treasury Bond 4.63  11/15/55 1,556,756
Total U.S. Treasury Securities (Cost $9,391,762) 9,307,641
Investments, at value - 25.9% (Cost $9,391,762) $ 9,307,641
Other Assets & Liabilities, Net - 74.1% 26,578,693
Net Assets - 100.0% $ 35,886,334
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(250) CBOE VIX Future 02/18/26 $ (4,625,096) $ (4,761,200) $ (136,104)
(176) CBOE VIX Future 03/18/26 (3,438,727) (3,502,065) (63,338)
51 S&P 500 E-mini Future 03/20/26 17,577,259 17,762,663 185,404
$ 9,513,436 $ 9,499,398 $ (14,038)
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ (14,038)
Level 2 - Other Significant Observable Inputs 9,307,641 –
Level 3 - Significant Unobservable Inputs – –
Total $ 9,307,641 $ (14,038)
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
U.S. Treasury Securities 25.9%
Other Assets & Liabilities, Net 74.1%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2026

See Notes to Financial Statements.
At January 31, 2026, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 13.0%
U.S. Treasury Securities - 13.0%
$ 2,728,000 U.S. Treasury Bond 5.00%  05/15/45 $ 2,788,528
2,740,000 U.S. Treasury Bond 4.88  08/15/45 2,756,269
2,867,000 U.S. Treasury Bond 4.63  11/15/45 2,788,830
2,849,000 U.S. Treasury Bond 4.75  05/15/55 2,786,010
2,814,000 U.S. Treasury Bond 4.75  08/15/55 2,752,883
2,907,000 U.S. Treasury Bond 4.63  11/15/55 2,786,632
Total U.S. Treasury Securities (Cost $16,802,243) 16,659,151
Investments, at value - 13.0% (Cost $16,802,243) $ 16,659,151
Other Assets & Liabilities, Net - 87.0% 111,870,570
Net Assets - 100.0% $ 128,529,721
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(326) CBOE VIX Future 02/18/26 $ (6,015,407) $ (6,208,605) $ (193,198)
(229) CBOE VIX Future 03/18/26 (4,462,764) (4,556,665) (93,901)
274 S&P 500 E-mini Future 03/20/26 94,058,086 95,430,775 1,372,689
$ 83,579,915 $ 84,665,505 $ 1,085,590
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 1,085,590
Level 2 - Other Significant Observable Inputs 16,659,151 –
Level 3 - Significant Unobservable Inputs – –
Total $ 16,659,151 $ 1,085,590
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
U.S. Treasury Securities 13.0%
Other Assets & Liabilities, Net 87.0%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2026

See Notes to Financial Statements.
* $12,091,054, $5,625,003, and $18,053,631 was held at StoneX Financial, Inc., $3,988,092, $3,443,509, and $7,838,986 was held at Marex Capital Markets, Inc., and
$1,892,857, $932,207, and $2,543,143 was held at Clear Street LLC, for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25
Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Investments, at value (Cost $0, $9,391,762 and
$16,802,243, respectively) $ – $ 9,307,641 $ 16,659,151
Cash 65,110,807 15,066,344 77,493,810
Deposits with brokers* 17,972,003 10,000,719 28,435,760
Receivables:
Fund shares sold 113,255 59,406 3,794
Investment securities sold – 1,544,798 6,265,860
Interest 189,570 193,443 548,515
Variation margin 63,325 – –
Prepaid expenses 19,045 29,920 22,241
Total Assets
83,468,005 36,202,271 129,429,131
LIABILITIES
Payables:
Fund shares redeemed 57,914 71,177 188,176
Variation margin 299,700 150,648 477,857
Accrued Liabilities:
Investment adviser fees 104,405 53,155 155,295
Fund services fees 11,376 7,982 13,214
Other expenses 33,179 32,975 64,868
Total Liabilities
506,574 315,937 899,410
NET ASSETS
$ 82,961,431 $ 35,886,334 $ 128,529,721
COMPONENTS OF NET ASSETS
Paid-in capital $ 126,389,736 $ 42,225,606 $ 189,202,742
Accumulated loss (43,428,305) (6,339,272) (60,673,021)
NET ASSETS
$ 82,961,431 $ 35,886,334 $ 128,529,721
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,854,031 3,484,740 10,356,353
Investor Shares 512,608 644,367 1,511,383
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of $77,299,474,
$30,345,914 and $112,247,718, respectively) $ 11.28 $ 8.71 $ 10.84
Investor Shares (based on net assets of $5,661,957,
$5,540,420 and $16,282,003, respectively) $ 11.05 $ 8.60 $ 10.77

ABR Funds
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2026

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 1,276,404 $ 594,664 $ 2,268,285
Total Investment Income
1,276,404 594,664 2,268,285
EXPENSES
Investment adviser fees 730,592 470,619 1,762,595
Fund services fees 54,901 34,486 80,475
Transfer agent fees:
Institutional Shares 17,061 11,399 21,294
Investor Shares 11,161 11,496 11,661
Distribution fees:
Investor Shares 7,458 7,118 20,192
Custodian fees 3,802 2,523 6,145
Registration fees:
Institutional Shares 9,753 9,071 9,756
Investor Shares 8,653 9,223 9,333
Professional fees 25,417 20,833 30,292
Trustees' fees and expenses 8,327 5,631 11,917
Brokerage fees 12,042 9,202 4,516
Other expenses 72,108 47,685 127,978
Total Expenses 961,275 639,286 2,096,154
Fees waived
(118,856) (161,550) (842,147)
Net Expenses
842,419 477,736 1,254,007
NET INVESTMENT INCOME
433,985 116,928 1,014,278
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
– (353,716) (746,675)
Futures
6,658,595 5,778,711 16,938,270
Net realized gain
6,658,595 5,424,995 16,191,595
Net change in unrealized appreciation (depreciation) on:
Investments
– (48,113) (79,773)
Futures
(2,451,218) (899,236) (3,682,208)
Net change in unrealized appreciation (depreciation)
(2,451,218) (947,349) (3,761,981)
NET REALIZED AND UNREALIZED GAIN
4,207,377 4,477,646 12,429,614
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$ 4,641,362 $ 4,594,574 $ 13,443,892

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
For the Six
Months
Ended
January 31, 2026
For the Year
Ended
July 31, 2025
For the Six
Months
Ended
January 31, 2026
For the Year
Ended
July 31, 2025
OPERATIONS
Net investment income $ 433,985 $ 1,321,898 $ 116,928 $ 245,998
Net realized gain (loss) 6,658,595 (8,475,742) 5,424,995 (2,230,098)
Net change in unrealized appreciation (depreciation) (2,451,218) 4,271,534 (947,349) (19,637)
Increase (Decrease) in Net Assets Resulting from Operations
4,641,362 (2,882,310) 4,594,574 (2,003,737)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (974,260) (1,841,405) (200,994) (316,675)
Investor Shares (17,273) (109,746) – –
Return of Capital:
Institutional Shares – – – (165,373)
Investor Shares – – – (19,190)
Total Distributions Paid
(991,533) (1,951,151) (200,994) (501,238)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 9,004,292 18,708,437 1,516,296 3,579,869
Investor Shares 40,618 475,233 508,225 2,547,800
Reinvestment of distributions:
Institutional Shares 656,720 1,351,325 178,159 382,971
Investor Shares 15,756 99,461 – 19,103
Redemption of shares:
Institutional Shares
(10,833,183) (29,941,914) (6,789,301) (23,737,321)
Investor Shares
(776,306) (3,070,327) (1,230,876) (2,079,904)
Decrease in Net Assets from Capital Share Transactions
(1,892,103) (12,377,785) (5,817,497) (19,287,482)
Increase (Decrease) in Net Assets
1,757,726 (17,211,246) (1,423,917) (21,792,457)
NET ASSETS
Beginning of Period
81,203,705 98,414,951 37,310,251 59,102,708
End of Period
$ 82,961,431 $ 81,203,705 $ 35,886,334 $ 37,310,251
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 802,674 1,699,211 180,153 469,927
Investor Shares 3,688 44,028 61,529 335,420
Reinvestment of distributions:
Institutional Shares 58,323 118,433 20,245 46,141
Investor Shares 1,429 8,960 – 2,341
Redemption of shares:
Institutional Shares
(970,999) (2,771,679) (811,310) (3,203,134)
Investor Shares
(71,133) (290,130) (149,833) (282,845)
Decrease in Shares
(176,018) (1,191,177) (699,216) (2,632,150)

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR 75/25
Volatility Fund
For the Six
Months
Ended
January 31, 2026
For the Year
Ended
July 31, 2025
$ 1,014,278 $ 4,582,476
16,191,595 (23,809,885)
(3,761,981) 1,933,292
13,443,892 (17,294,117)
(2,595,344) (5,982,952)
(280,101) (502,567)
– –
– –
(2,875,445) (6,485,519)
7,856,907 44,112,406
1,590,650 4,364,550
2,077,943 3,296,292
276,859 501,639
(36,179,314) (155,658,291)
(2,135,069) (13,925,339)
(26,512,024) (117,308,743)
(15,943,577) (141,088,379)
144,473,298 285,561,677
$ 128,529,721 $ 144,473,298
740,809 4,265,890
150,238 432,113
190,637 306,062
25,540 46,926
(3,392,561) (16,665,946)
(202,380) (1,533,474)
(2,487,717) (13,148,429)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.79 $ 11.30 $ 10.56 $ 10.53 $ 13.43 $ 15.37
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.06 0.16 0.16 (0.05) (0.23) (0.26)
Net realized and unrealized gain (loss)
0.57 (0.43) 0.58 0.08(b) (1.57) 1.33
Total from Investment Operations
0.63 (0.27) 0.74 0.03 (1.80) 1.07
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.14) (0.24) – – – –
Net realized gain
– – – – (1.10) (3.01)
Total Distributions to Shareholders
(0.14) (0.24) – – (1.10) (3.01)
NET ASSET VALUE, End of Period
$ 11.28 $ 10.79 $ 11.30 $ 10.56 $ 10.53 $ 13.43
TOTAL RETURN
5.85%(c) (2.53)% 7.01% 0.29% (14.93)% 9.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 77,299 $ 75,139 $ 89,499 $ 103,000 $ 160,485 $ 198,285
Ratios to Average Net Assets:
Net investment income (loss) 1.06%(d) 1.42% 1.55% (0.47)% (1.86)% (1.93)%
Net expenses 2.00%(d) 2.00% 2.00% 2.00% 2.00% 2.00%
Brokerage fees 0.03%(d) 0.02% 0.03% 0.02% 0.02% 0.02%
Net expenses without brokerage fees 1.97%(d) 1.98% 1.97% 1.98% 1.98% 1.98%
Gross expenses (e) 2.23%(d) 2.19% 2.19% 2.24% 2.05% 2.03%
PORTFOLIO TURNOVER RATE 0%(c) 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each period.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.48 $ 10.93 $ 10.23 $ 10.23 $ 13.12 $ 15.11
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.04 0.13 0.13 (0.07) (0.26) (0.29)
Net realized and unrealized gain (loss)
0.56 (0.43) 0.57 0.07(b) (1.53) 1.31
Total from Investment Operations
0.60 (0.30) 0.70 0.00 (1.79) 1.02
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.03) (0.15) – – – –
Net realized gain
– – – – (1.10) (3.01)
Total Distributions to Shareholders
(0.03) (0.15) – – (1.10) (3.01)
NET ASSET VALUE, End of Period
$ 11.05 $ 10.48 $ 10.93 $ 10.23 $ 10.23 $ 13.12
TOTAL RETURN
5.76%(c) (2.82)% 6.84% 0.00% (15.22)% 8.99%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 5,662 $ 6,064 $ 8,916 $ 11,350 $ 23,646 $ 41,227
Ratios to Average Net Assets:
Net investment income (loss) 0.81%(d) 1.18% 1.30% (0.74)% (2.14)% (2.18)%
Net expenses 2.25%(d) 2.25% 2.25% 2.25% 2.25% 2.25%
Brokerage fees 0.03%(d) 0.02% 0.03% 0.02% 0.02% 0.02%
Net expenses without brokerage fees 2.22%(d) 2.23% 2.22% 2.23% 2.23% 2.23%
Gross expenses (e) 3.21%(d) 2.98% 2.86% 2.80% 2.40% 2.44%
PORTFOLIO TURNOVER RATE 0%(c) 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each period.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 7.75 $ 7.94 $ 6.92 $ 5.36 $ 10.66 $ 7.08
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.03 0.04 0.06 (0.06) (0.17) (0.19)
Net realized and unrealized gain (loss)
0.99 (0.14) 0.96 1.62 (1.34) 3.77
Total from Investment Operations
1.02 (0.10) 1.02 1.56 (1.51) 3.58
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.06) (0.06) – – – –
Net realized gain
– – – – (3.79) (0.00)(b)
Return of capital
– (0.03) – – – –
Total Distributions to Shareholders
(0.06) (0.09) – – (3.79) (0.00)
NET ASSET VALUE, End of Period
$ 8.71 $ 7.75 $ 7.94 $ 6.92 $ 5.36 $ 10.66
TOTAL RETURN
13.09%(c) (1.38)% 14.74% 29.10% (24.38)%(d) 50.57%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 30,346 $ 31,733 $ 53,843 $ 56,232 $ 54,979 $ 82,498
Ratios to Average Net Assets:
Net investment income (loss) 0.66%(e) 0.55% 0.78% (1.07)% (2.15)% (2.19)%
Net expenses 2.50%(e) 2.50% 2.50% 2.50% 2.50% 2.50%
Brokerage fees 0.05%(e) 0.03% 0.04% 0.03% 0.02% 0.02%
Net expenses without brokerage fees 2.45%(e) 2.47% 2.46% 2.47% 2.48% 2.48%
Gross expenses (f) 3.25%(e) 3.14% 3.01% 3.02% 2.90% 2.91%
PORTFOLIO TURNOVER RATE (g) 642%(c) 1,292% 593% 1,180% 2,774% 1,782%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.52)%.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(g) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 7.61 $ 7.76 $ 6.78 $ 5.27 $ 10.56 $ 7.03
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.02 0.02 0.04 (0.07) (0.17) (0.21)
Net realized and unrealized gain (loss)
0.97 (0.15) 0.94 1.58 (1.33) 3.74
Total from Investment Operations
0.99 (0.13) 0.98 1.51 (1.50) 3.53
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – – – – –
Net realized gain
– – – – (3.79) (0.00)(b)
Return of capital
– (0.02) – – – –
Total Distributions to Shareholders
– (0.02) – – (3.79) (0.00)
NET ASSET VALUE, End of Period
$ 8.60 $ 7.61 $ 7.76 $ 6.78 $ 5.27 $ 10.56
TOTAL RETURN
13.01%(c) (1.64)% 14.45% 28.65% (24.57)%(d) 50.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 5,540 $ 5,577 $ 5,260 $ 6,334 $ 4,621 $ 2,933
Ratios to Average Net Assets:
Net investment income (loss) 0.41%(e) 0.28% 0.55% (1.31)% (2.40)% (2.52)%
Net expenses 2.75%(e) 2.75% 2.75% 2.75% 2.75% 2.75%
Brokerage fees 0.05%(e) 0.03% 0.04% 0.04% 0.02% 0.02%
Net expenses without brokerage fees 2.70%(e) 2.72% 2.71% 2.71% 2.73% 2.73%
Gross expenses (f) 4.22%(e) 4.11% 4.12% 4.17% 4.41% 4.74%
PORTFOLIO TURNOVER RATE (g) 642%(c) 1,292% 593% 1,180% 2,774% 1,782%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.71)%
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(g) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31, August 3, 2020 (a)
Through
July 31, 2021 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.07 $ 10.39 $ 9.32 $ 8.11 $ 11.79 $ 10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.08 0.19 0.19 (0.01) (0.15) (0.16)
Net realized and unrealized gain (loss)
0.93 (0.27) 0.91 1.22 (1.50) 1.95
Total from Investment Operations
1.01 (0.08) 1.10 1.21 (1.65) 1.79
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.24) (0.24) (0.03) – – –
Net realized gain
– – – – (2.03) –
Total Distributions to Shareholders
(0.24) (0.24) (0.03) – (2.03) –
NET ASSET VALUE, End of Period
$ 10.84 $ 10.07 $ 10.39 $ 9.32 $ 8.11 $ 11.79
TOTAL RETURN
9.98%(c) (0.91)% 11.80% 14.92% (17.88)% 17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 112,248 $ 129,118 $ 258,886 $ 253,418 $ 307,247 $ 314,576
Ratios to Average Net Assets:
Net investment income (loss) 1.47%(d) 1.86% 1.99% (0.11)% (1.48)% (1.53)%(d)
Net expenses 1.75%(d) 1.75% 1.75% 1.75% 1.75% 1.75%(d)
Brokerage fees 0.01%(d) 0.00% 0.00% 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 1.74%(d) 1.75% 1.75% 1.75% 1.75% 1.75%(d)
Gross expenses (e) 2.92%(d) 2.81% 2.77% 2.78% 2.74% 2.78%(d)
PORTFOLIO TURNOVER RATE (f) 638%(c) 1,309% 681% 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six Months
Ended
January 31, 2026
For the Years Ended July 31, August 5, 2020 (a)
Through
July 31, 2021 2025 2024 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 9.98 $ 10.29 $ 9.23 $ 8.05 $ 11.75 $ 10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.06 0.16 0.17 (0.03) (0.18) (0.19)
Net realized and unrealized gain (loss)
0.92 (0.27) 0.90 1.21 (1.49) 1.94
Total from Investment Operations
0.98 (0.11) 1.07 1.18 (1.67) 1.75
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.19) (0.20) (0.01) – – –
Net realized gain
– – – – (2.03) –
Total Distributions to Shareholders
(0.19) (0.20) (0.01) – (2.03) –
NET ASSET VALUE, End of Period
$ 10.77 $ 9.98 $ 10.29 $ 9.23 $ 8.05 $ 11.75
TOTAL RETURN
9.80%(c) (1.20)% 11.62% 14.66% (18.15)% 17.50%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 16,282 $ 15,356 $ 26,676 $ 17,928 $ 19,802 $ 23,096
Ratios to Average Net Assets:
Net investment income (loss) 1.21%(d) 1.58% 1.84% (0.39)% (1.75)% (1.76)%(d)
Net expenses 2.00%(d) 2.00% 2.00% 2.00% 2.00% 2.00%(d)
Brokerage fees 0.01%(d) 0.00% 0.00% 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 1.99%(d) 2.00% 2.00% 2.00% 2.00% 2.00%(d)
Gross expenses (e) 3.41%(d) 3.24% 3.23% 3.32% 3.18% 3.48%(d)
PORTFOLIO TURNOVER RATE (f) 638%(c) 1,309% 681% 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund (individually, a “Fund”
and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”).
Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor
Shares commenced operations on August 3, 2015 and August 14, 2015, respectively, for the ABR Dynamic Blend Equity & Volatility
Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and August 3, 2020 and August 5,
2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The
ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to
December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 4, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-
to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of ABR Dynamic Funds, LLC, the Funds' Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of January 31, 2026, for each Fund’s investments is included in each Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of January 31, 2026, for each Fund, are disclosed in the Schedules of Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each
Fund did not incur any interest or penalties. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of January 31, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of January 31, 2026, the ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $64,860,807, $14,816,344, and $77,243,810,
respectively, at US Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services and administration fees and Transfer agent fees within the Statements of
Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal
Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust.
The Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of
Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional Shares
and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2026. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended
January 31, 2026, fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of January 31, 2026, $712,983, $939,670 and $7,383,620
is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25
Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended January 31, 2026, were as follows:
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the period ended January 31, 2026, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the period ended January 31, 2026, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of January 31, 2026.
ABR Dynamic Blend Equity & Volatility Fund
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
ABR Dynamic Blend Equity & Volatility Fund $ 104,193 $ 14,663 $ 118,856
ABR 50/50 Volatility Fund 150,333 11,217 161,550
ABR 75/25 Volatility Fund 808,234 33,913 842,147
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 80,495,272 84,411,574
ABR 75/25 Volatility Fund 151,726,756 160,485,567
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 383,260,365 $ 928,324 $ 266,890,463
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 1,334,662
Receivable – variation margin $ 63,325
Total asset derivatives $ 1,397,987
Liability derivatives:
Payable – variation margin $ (299,700)
Total liability derivatives $ (299,700)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Realized and unrealized gains and losses on derivatives contracts during the period ended January 31, 2026, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Location:
Equity
Contracts
Liability derivatives:
Unrealized depreciation on futures* $ (14,038)
Payable – variation margin $ (150,648)
Total liability derivatives $ (164,686)
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 1,085,590
Total asset derivatives $ 1,085,590
Liability derivatives:
Payable – variation margin $ (477,857)
Total liability derivatives $ (477,857)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 6,658,595
Total net realized gain (loss) $ 6,658,595
Net change in unrealized appreciation (depreciation) on:
Futures $ (2,451,218)
Total net change in unrealized appreciation (depreciation) $ (2,451,218)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 5,778,711
Total net realized gain (loss) $ 5,778,711
Net change in unrealized appreciation (depreciation) on:
Futures $ (899,236)
Total net change in unrealized appreciation (depreciation) $ (899,236)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 16,938,270
Total net realized gain (loss) $ 16,938,270
Net change in unrealized appreciation (depreciation) on:
Futures $ (3,682,208)
Total net change in unrealized appreciation (depreciation) $ (3,682,208)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

Note 8. Federal Income Tax
As of January 31, 2026, the cost of investments and the components of net unrealized depreciation were as follows:
As of July 31, 2025, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
As of July 31, 2025, the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had
$28,399,605, $3,916,127, and $38,352,852, respectively, of available long-term capital loss carryforwards and $18,933,069, $6,585,958, and $34,449,732, respectively, of available short-term capital loss carryforwards that have no expiration date.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Depreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ –
ABR 50/50 Volatility Fund – (84,121) (84,121)
ABR 75/25 Volatility Fund – (143,092) (143,092)
Undistributed
Ordinary Income
Capital and Other
Losses
Net Unrealized
Depreciation Total
ABR Dynamic Blend Equity & Volatility Fund $ 254,540 $ (47,332,674) $ – $ (47,078,134)
ABR 50/50 Volatility Fund – (10,502,085) (230,767) (10,732,852)
ABR 75/25 Volatility Fund 1,990,483 (72,802,584) (429,367) (71,241,468)

ABR Funds
OTHER INFORMATION
January 31, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-SAR-0126

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	March 18, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 18, 2026